Document And Entity Information	Oct. 28, 2025
Document Information [Line Items]
Entity, Registrant Name	Ekso Bionics Holdings, Inc.
Document, Type	8-K
Document, Period End Date	Oct. 28, 2025
Entity, Incorporation, State or Country Code	NV
Entity, File Number	001-37854
Entity, Tax Identification Number	99-0367049
Entity, Address, Address Line One	101 Glacier Point, Suite A
Entity, Address, City or Town	San Rafael
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94901
City Area Code	510
Local Phone Number	984-1761
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	EKSO
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001549084